Revision of Previously Issued Financial Statement for Correction of Immaterial Errors	12 Months Ended
Dec. 31, 2021
Revision of Previously Issued Financial Statement for Correction of Immaterial Errors
Revision of Previously Issued Financial Statement for Correction of Immaterial Errors
(18)	Revision of Previously Issued Financial Statement for Correction of Immaterial Errors

The Company revised the statement of operations for the periods ended December 31, 2021 and 2020, to reflect the correction of an immaterial error in the computation of the weighted average shares used to compute basic and diluted net loss per share. This revision has no impact on the Company’s net loss or accumulated deficit.

The following table summarizes the effect of the revision on each financial statement line item for the periods ended as indicated and what the final revised balances are with the effect of the 1-for-50 reverse stock split.

	Consolidated Statement of Operations
				Adjusted for
	As Previously			Reverse
	Reported	Adjustment	As Revised	Stock Split
For the year ended December 31, 2020
Net loss per share - basic and diluted:
Net loss per share - basic and diluted	$(5.54)	$(0.1)	$(5.55)	$(277.43)
Shares used to compute basic and diluted net loss per share	3,904,762	(6,612)	3,898,150	77,965
For the year ended December 31, 2021
Net loss per share - basic and diluted:
Net loss per share - basic and diluted	$(5.00)	$(0.67)	$(5.67)	$(283.42)
Shares used to compute basic and diluted net loss per share	12,378,502	(1,452,519)	10,925,983	218,522